Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
Dec. 31, 2021	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2021	$79,059	$957,162	$2,217,461	$2,793,719	$214,303	$6,261,704
Additions	9,084	268,090	1,731	17,735	49,695	346,335
Capitalized stripping and development	-	-	79,426	-	-	79,426
Decommissioning and restoration	-	(525)	4,630	139,911	-	144,016
Transfers and other movements	-	(357,381)	128,320	229,981	(920)	-
Disposals	-	(5,941)	-	(10,803)	(3,544)	(20,288)
Impairment	-	-	(1,054)	(192,419)	-	(193,473)
Effects of movements in exchange rates	64	(3,175)	3,486	5,795	192	6,362
Balance, Dec. 31, 2021	88,207	858,230	2,434,000	2,983,919	259,726	6,624,082

Accumulated depreciation
Balance, Jan. 1, 2021	-	-	1,126,274	1,271,581	132,194	2,530,049
Depreciation for the year	-	-	155,878	181,565	24,536	361,979
Disposals	-	-	-	(8,525)	(3,158)	(11,683)
Effects of movement in exchange rates	-	-	2,217	501	53	2,771
Balance, Dec. 31, 2021	-	-	1,284,369	1,445,122	153,625	2,883,116
Net book value	$88,207	$858,230	$1,149,631	$1,538,797	$106,101	$3,740,966
Dec. 31, 2020	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, January 1, 2020	$69,903	$733,874	$2,146,583	$2,653,752	$201,972	$5,806,084
Additions	809	256,251	311	28,523	17,759	303,653
Capitalized stripping and development	-	-	83,137	-	-	83,137
Decommissioning and restoration	-	263	6,849	39,680	-	46,792
Transfers and other movements	8,040	(36,668)	(41,256)	70,777	(893)	-
Disposals	-	-	-	(19,681)	(5,884)	(25,565)
Effects of movements in exchange rates	307	3,442	21,837	20,668	1,349	47,603
Balance, Dec. 31, 2020	79,059	957,162	2,217,461	2,793,719	214,303	6,261,704

Accumulated depreciation
Balance, January 1, 2020	-	-	963,530	1,069,687	110,308	2,143,525
Depreciation for the year	-	-	146,113	200,632	23,351	370,096
Disposals	-	-	-	(14,038)	(2,475)	(16,513)
Effects of movement in exchange rates	-	-	16,631	15,300	1,010	32,941
Balance, Dec. 31, 2020	-	-	1,126,274	1,271,581	132,194	2,530,049
Net book value	$79,059	$957,162	$1,091,187	$1,522,138	$82,109	$3,731,655